SYMETRA MUTUAL FUNDS TRUST

Supplement dated January 31, 2013 to each Summary Prospectus dated May 18, 2012 for each of the following funds (each a “Fund” and, together the “Funds”):

Symetra DFA U.S. CORE Equity Fund Symetra DFA International CORE Equity Fund Symetra Pension Reserve Fund – 2016 (b. 1942-1947)
Symetra Pension Reserve Fund – 2020 (b. 1942-1947)
Symetra Pension Reserve Fund – 2024 (b. 1942-1947)
Symetra Pension Reserve Fund – 2016 (b. 1948-1952)
Symetra Pension Reserve Fund - 2020 (b. 1948-1952)
Symetra Pension Reserve Fund – 2024 (b. 1948-1952)
Symetra Pension Reserve Fund – 2028 (b. 1948-1952)
Symetra Pension Reserve Fund – 2016 (b. 1953-1957)
Symetra Pension Reserve Fund – 2020 (b. 1953-1957)
Symetra Pension Reserve Fund – 2024 (b. 1953-1957)
Symetra Pension Reserve Fund – 2028 (b. 1953-1957)
Symetra Pension Reserve Fund – 2020 (b. 1958-1962)
Symetra Pension Reserve Fund – 2024 (b. 1958-1962)
Symetra Pension Reserve Fund – 2028 (b. 1958-1962)

and to the Symetra Mutual Fund Trust’s Prospectus and Statement of Additional Information, each dated May 18, 2012 and as supplemented from time to time.

This Supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and Statement of Additional Information and should be read in conjunction with the Summary Prospectus, Prospectus and Statement of Additional Information.

Each Fund is closed to all new investment effective February 1, 2013.

On January 28, 2013, the Board of Trustees of Symetra Mutual Funds Trust, on behalf of each Fund, each of which is a series of Symetra Mutual Funds Trust, upon the recommendation of the Funds’ adviser, Symetra Investment Management, Inc., and as a result of very low asset levels in each of the Funds and high expenses, approved a plan to liquidate each Fund, such liquidation to take place on or about February 4, 2013, provided that any such Fund not have any investors except for seed money investors at the time of liquidation.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.